Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events.
Subsequent Events

27. Subsequent Events

In March 2026, the board of directors of the Company authorized an extension of its existing share repurchase program, initially approved on March 18, 2024 (the “Share Repurchase Program”). Under the terms of the Share Repurchase Program, the Company is authorized to repurchase up to US$25,000 in ADSs or ordinary shares over a 12-month period between March 22, 2024 and March 21, 2025. In March 2025, the board of directors of the Company authorized an extension of the Share Repurchase Program, which has been extended for an additional 12 - month period through March 31, 2026. In 2024 and 2025, the Company repurchased an aggregate of approximately 4.8 million ADSs. The Share Repurchase Program has now been extended for an additional 12-month period through March 31, 2027, with all other terms and conditions remaining unchanged. As of the date of this annual report, the Company has repurchased approximately 4.8 million ADSs (equivalent to 3.7 million ordinary shares) for approximately US$4.7 million under this program.